Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares CHF (SFr) EUR (€) entity	Dec. 31, 2018 $ / shares CHF (SFr) EUR (€)	Dec. 31, 2017 $ / shares CHF (SFr) EUR (€)
Switzerland [Member]
Disclosure of geographical areas [line items]
Reporting entities	4
Closing rate | SFr	1.0000	1.0000	1.0000
Average exchange rate | SFr	1.0000	1.0000	1.0000
UNITED STATES
Disclosure of geographical areas [line items]
Reporting entities	1
Closing rate | $ / shares	0.9674	0.9827	0.9725
Average exchange rate | $ / shares	0.9938	0.9768	0.9849
Europe [Member]
Disclosure of geographical areas [line items]
Reporting entities	1
Closing rate | €	1.0855	1.1283	1.1713
Average exchange rate | €	1.1128	1.1573	1.1116